UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock Income Fund

Annual report 5/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended May 31, 2014

							SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)			yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]

	1-year	5-year	10-year	1-year	5-year	10-year	as of 5-31-14	as of 5-31-14

Class A	–0.74	9.27	6.73	–0.74	55.75	91.78	3.37	3.36

Class B	–2.31	9.10	6.58	–2.31	54.58	89.05	2.81	2.80

Class C	1.65	9.38	6.42	1.65	56.59	86.35	2.81	2.80

Class I2	3.54	10.58	7.54	3.54	65.32	106.91	3.82	3.81

Class R1[2]	3.02	9.85	6.84	3.02	59.94	93.74	3.16	3.15

Class R2[2,3]	3.34	10.13	7.10	3.34	62.03	98.62	3.39	3.38

Class R3[2,3]	2.97	9.94	6.86	2.97	60.59	94.07	3.26	3.26

Class R4[2,3]	3.52	10.31	7.20	3.52	63.33	100.34	3.66	3.56

Class R5[2,3]	3.74	10.58	7.49	3.74	65.38	105.89	3.86	3.85

Class R6[2,3]	3.81	10.64	7.64	3.81	65.79	108.78	3.90	3.87

Index†	2.71	4.96	4.99	2.71	27.40	62.70	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 9-30-14 for Class R4 shares and 9-30-15 for Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all classes except Class R4 and R6 shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6^
Net (%)	0.90	1.60	1.60	0.51	1.20	0.95	1.10	0.70	0.50	0.42
Gross (%)	0.90	1.60	1.60	0.51	1.20	0.95	1.10	0.80	0.50	0.45

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 9-30-14.

^ For Class R6 shares, the fund’s advisor has contractually agreed to waive all class specific expenses of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets. The current waiver agreement will remain in effect through 9-30-15.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

6	Income Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B4	5-31-04	$18,905	$18,905	$16,270

Class C4	5-31-04	18,635	18,635	16,270

Class I2	5-31-04	20,691	20,691	16,270

Class R1[2]	5-31-04	19,374	19,374	16,270

Class R2[2]	5-31-04	19,862	19,862	16,270

Class R3[2]	5-31-04	19,407	19,407	16,270

Class R4[2]	5-31-04	20,034	20,034	16,270

Class R5[2]	5-31-04	20,589	20,589	16,270

Class R6[2]	5-31-04	20,878	20,878	16,270

The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays U.S. Aggregate Bond Index is an unmanaged Index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effects of reimbursements and waivers.

2 For certain types of investors, as described in the fund’s prospectuses.

3 Class R3, Class R4, and Class R5 shares were first offered on 5-21-09; Class R6 shares were first offered 9-1-11; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3, Class R4, Class R5, Class R6, and Class R2 shares, as applicable.

4 The contingent deferred sales charge is not applicable.

Annual report | Income Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Global fixed-income markets generally produced positive results in the 12 months ended May 31, 2014, although interest rates were volatile and performance varied widely by sector and region. Much of the volatility in the United States related to uncertainty around U.S. Federal Reserve monetary policy. To help along the fragile recovery in Europe and fend off potential deflation, the European Central Bank implemented a surprise rate cut. Add it all up, and Treasury and government agency bonds produced modest gains, trailing returns of high-yield and investment-grade corporate and mortgage-backed securities. Outside of the United States, both developed-market and emerging-market bonds also generally performed well, despite bouts of volatility during the period.

For the 12 months ended May 31, 2014, John Hancock Income Fund’s Class A shares returned 3.36%, excluding sales charges. By comparison, the fund’s benchmark, the Barclays U.S. Aggregate Bond Index, returned 2.71%.

The fund produced positive absolute results and outperformed its benchmark while providing attractive yields to investors, reflecting contributions to performance from a broad range of sectors and security types. The key contribution to performance came from an overweight position in high-yield bonds, which included an allocation to floating-rate leveraged loans. It was also beneficial to have exposure to dollar-denominated foreign corporate bonds. The corresponding underweight to Treasury bonds also aided relative results — Treasuries were the poorest-performing portion of the benchmark for the year.

Our short duration position had a mixed effect. Duration is a measure of a bond or bond fund’s price sensitivity to changes in interest rates—the longer the duration, the greater the bond’s price change for a given change in rates, all else equal. Having a relatively short duration was beneficial early in the reporting period, when rates rose sharply. But geopolitical tension and weaker growth brought on by the extraordinarily harsh winter meant bonds rallied and rates actually declined for much of 2014.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2013, with the same investment held until May 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 12-1-2013	on 5-31-2014	ended 5-31-2014[1]	expense ratio

Class A	$1,000.00	$1,040.00	$4.27	0.84%

Class B	1,000.00	1,034.80	7.81	1.54%

Class C	1,000.00	1,036.40	7.87	1.55%

Class I	1,000.00	1,040.10	2.70	0.53%

Class R1	1,000.00	1,036.70	5.99	1.18%

Class R2	1,000.00	1,038.00	4.67	0.92%

Class R3	1,000.00	1,037.20	5.49	1.08%

Class R4	1,000.00	1,039.30	3.46	0.68%

Class R5	1,000.00	1,040.30	2.44	0.48%

Class R6	1,000.00	1,040.60	2.09	0.41%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2013, with the same investment held until May 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 12-1-2013	on 5-31-2014	ended 5-31-2014[1]	expense ratio

Class A	$1,000.00	$1,020.70	$4.23	0.84%

Class B	1,000.00	1,017.30	7.75	1.54%

Class C	1,000.00	1,017.20	7.80	1.55%

Class I	1,000.00	1,022.30	2.67	0.53%

Class R1	1,000.00	1,019.00	5.94	1.18%

Class R2	1,000.00	1,020.30	4.63	0.92%

Class R3	1,000.00	1,019.50	5.44	1.08%

Class R4	1,000.00	1,021.50	3.43	0.68%

Class R5	1,000.00	1,022.50	2.42	0.48%

Class R6	1,000.00	1,022.90	2.07	0.41%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Income Fund | Annual report

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	41.3%	Capital Preferred Securities	2.5%

Foreign Government Obligations	24.1%	Convertible Bonds	0.7%

Term Loans	13.3%	Asset Backed Securities	0.2%

Preferred Securities	5.8%	Common Stocks	0.1%

Collateralized Mortgage Obligations	5.7%	Short-Term Investments & Other	6.3%

Country Composition[1]

United States	63.4%	Sweden	2.1%

Australia	5.1%	Philippines	2.0%

Singapore	2.8%	Thailand	2.0%

Mexico	2.8%	Malaysia	2.0%

Canada	2.7%	Other Countries	12.7%

New Zealand	2.4%

Quality Composition[1,2]

U.S. Government Agency Collateralized		BB	17.4%
Mortgage Obligations	0.8%
		B	21.7%
AAA	13.1%
		CCC & Below	2.8%
AA	6.9%
		Equity	5.9%
A	6.8%
		Not Rated	1.8%
BBB	16.5%
		Short-Term Investments & Other	6.3%

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Please see the fund’s prospectuses for additional risks.

1 As a percentage of net assets on 5-31-14.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-14 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Income Fund	11

Fund’s investments

As of 5-31-14

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 41.3%			$1,310,789,333

(Cost $1,237,986,669)

Consumer Discretionary 7.5%				238,628,594

Auto Components 1.3%

American Axle & Manufacturing, Inc.	6.625	10-15-22	10,180,000	11,070,750

Lear Corp.	8.125	03-15-20	3,150,000	3,425,625

Tenneco, Inc.	6.875	12-15-20	3,645,000	3,986,719

The Goodyear Tire & Rubber Company	7.000	05-15-22	16,575,000	18,481,109

The Goodyear Tire & Rubber Company	8.750	08-15-20	2,495,000	2,956,575

Automobiles 1.3%

Chrysler Group LLC	8.250	06-15-21	2,600,000	2,964,000

Ford Motor Company	4.750	01-15-43	8,750,000	8,867,635

Ford Motor Company	6.625	10-01-28	6,818,000	8,348,750

Ford Motor Company	7.450	07-16-31	4,827,000	6,427,624

General Motors Financial Company, Inc.	4.250	05-15-23	16,005,000	15,864,956

Hotels, Restaurants & Leisure 0.3%

Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL 10,575,000	4,413,527

MGM Resorts International	8.625	02-01-19	3,375,000	4,024,688

Household Durables 0.4%

Beazer Homes USA, Inc.	6.625	04-15-18	2,060,000	2,204,200

Meritage Homes Corp.	7.000	04-01-22	3,160,000	3,468,100

Standard Pacific Corp.	8.375	05-15-18	3,025,000	3,569,500

Standard Pacific Corp.	8.375	01-15-21	1,835,000	2,183,650

Internet & Catalog Retail 0.3%

QVC, Inc.	5.950	03-15-43	8,760,000	9,241,458

Media 3.6%

Cablevision Systems Corp.	8.000	04-15-20	6,700,000	7,654,750

Cablevision Systems Corp.	8.625	09-15-17	4,905,000	5,738,850

CCO Holdings LLC	5.750	01-15-24	11,600,000	11,933,500

CCO Holdings LLC	7.000	01-15-19	3,270,000	3,458,025

Cinemark USA, Inc.	4.875	06-01-23	15,590,000	15,356,150

Cinemark USA, Inc.	7.375	06-15-21	3,950,000	4,369,688

DISH DBS Corp.	5.000	03-15-23	9,145,000	9,305,038

DISH DBS Corp.	5.875	07-15-22	1,940,000	2,080,650

DISH DBS Corp.	7.875	09-01-19	15,250,000	18,147,500

Lamar Media Corp.	5.000	05-01-23	4,515,000	4,548,863

Numericable Group SA (S)	6.250	05-15-24	2,160,000	2,259,900

12	Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Media (continued)

Shaw Communications, Inc.	5.500	12-07-20	CAD 3,155,000	$3,312,066

Shaw Communications, Inc.	5.700	03-02-17	CAD 2,325,000	2,350,624

Sirius XM Radio, Inc. (S)	5.250	08-15-22	3,175,000	3,429,000

Sirius XM Radio, Inc. (S)	5.875	10-01-20	8,905,000	9,439,300

Univision Communications, Inc. (S)	6.750	09-15-22	8,257,000	9,041,415

Virgin Media Secured Finance PLC	5.250	01-15-21	2,210,000	2,279,063

Multiline Retail 0.2%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	6,800,000	7,513,306

Specialty Retail 0.1%

L Brands, Inc.	5.625	10-15-23	4,634,000	4,912,040

Consumer Staples 2.9%				90,825,071

Beverages 0.7%

Anheuser-Busch InBev Worldwide, Inc.	9.750	11-17-15	BRL 7,710,000	3,432,900

Constellation Brands, Inc.	3.750	05-01-21	6,920,000	$6,876,750

Constellation Brands, Inc.	4.250	05-01-23	11,075,000	11,047,313

Food & Staples Retailing 0.9%

Aramark Services, Inc.	5.750	03-15-20	8,003,000	8,513,191

HJ Heinz Company (S)	4.250	10-15-20	12,110,000	12,110,000

Smithfield Foods, Inc. (S)	5.875	08-01-21	6,930,000	7,363,125

Food Products 0.2%

JBS Investments GmbH (S)	7.750	10-28-20	2,820,000	3,027,129

Post Holdings, Inc. (S)	6.750	12-01-21	2,270,000	2,406,200

Household Products 0.6%

Harbinger Group, Inc.	7.875	07-15-19	16,765,000	18,315,763

Tobacco 0.5%

Alliance One International, Inc.	9.875	07-15-21	17,385,000	17,732,700

Energy 4.0%				126,980,039

Energy Equipment & Services 0.5%

Inkia Energy, Ltd. (S)	8.375	04-04-21	12,190,000	13,561,375

PHI, Inc. (S)	5.250	03-15-19	3,245,000	3,301,788

Gas Utilities 0.3%

DCP Midstream LLC (5.850% to 5-21-23, then
3 month LIBOR + 3.850%) (S)	5.850	05-21-43	8,760,000	8,278,200

Oil, Gas & Consumable Fuels 3.2%

Arch Coal, Inc.	7.000	06-15-19	2,855,000	2,119,838

Arch Coal, Inc.	7.250	06-15-21	5,115,000	3,644,438

Carrizo Oil & Gas, Inc.	7.500	09-15-20	3,100,000	3,394,500

CNOOC Finance 2013, Ltd.	3.000	05-09-23	9,405,000	8,845,854

Ecopetrol SA	4.250	09-18-18	1,280,000	1,369,600

Ecopetrol SA	5.875	09-18-23	3,710,000	4,141,288

EP Energy LLC	7.750	09-01-22	6,410,000	7,187,213

EP Energy LLC	9.375	05-01-20	597,000	685,804

MarkWest Energy Partners LP	6.500	08-15-21	4,726,000	5,104,080

MEG Energy Corp. (S)	6.375	01-30-23	2,855,000	3,026,300

Pertamina Persero PT (S)	6.450	05-30-44	9,550,000	9,717,125

Petrobras Global Finance BV	4.375	05-20-23	10,890,000	10,393,002

See notes to financial statements	Annual report | Income Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Oil, Gas & Consumable Fuels (continued)

Petrobras International Finance Company	5.375	01-27-21	5,035,000	$5,222,941

Petroleos Mexicanos	6.000	03-05-20	2,685,000	3,062,243

Sabine Pass Liquefaction LLC	5.625	04-15-23	10,920,000	11,220,300

Samson Investment Company (S)	10.750	02-15-20	7,820,000	8,171,900

SandRidge Energy, Inc.	7.500	02-15-23	6,200,000	6,603,000

SM Energy Company (S)	5.000	01-15-24	8,050,000	7,929,250

Financials 13.4%				425,444,772

Banks 4.0%

ANZ National International, Ltd.	2.950	07-27-15	SGD 11,000,000	8,966,101

Banco Votorantim SA (S)	6.250	05-16-16	BRL 10,930,000	5,627,708

Bancolombia SA	5.950	06-03-21	5,995,000	6,589,704

Bank of America Corp. (P)	0.877	12-01-26	4,405,000	3,847,204

Bank of America Corp. (8.000% to 1-30-18,
then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18	2,730,000	3,078,348

BBVA Bancomer SA (S)	6.500	03-10-21	5,570,000	6,217,513

Citigroup, Inc.	6.250	06-29-17	NZD 9,880,000	8,700,690

Citigroup, Inc. (5.900% to 2-15-23, then
3 month LIBOR + 4.230%) (Q)	5.900	02-15-23	4,350,000	4,371,750

Fifth Third Bancorp (5.100% to 6-30-23, then
3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	14,615,000	13,738,100

International Finance Corp.	3.875	02-26-18	NZD 10,482,000	8,730,280

National Australia Bank, Ltd.	6.000	02-15-17	AUD 11,780,000	11,678,668

Oversea-Chinese Banking Corp., Ltd. (P)(S)	4.000	10-15-24	7,100,000	7,188,942

PNC Financial Services Group, Inc. (P)(Q)	4.447	07-07-14	3,540,000	3,547,080

PNC Funding Corp.	5.625	02-01-17	3,360,000	3,726,707

Regions Financial Corp.	7.375	12-10-37	4,085,000	5,181,749

Synovus Financial Corp.	5.125	06-15-17	2,365,000	2,477,338

Valley National Bancorp	5.125	09-27-23	6,445,000	6,811,708

Westpac Banking Corp.	5.000	10-21-19	GBP 2,280,000	4,292,142

Westpac Banking Corp.	7.250	02-11-20	AUD 5,000,000	5,350,948

Zions Bancorporation (5.800% to 6-15-23,
then 3 month LIBOR + 3.800%) (Q)	5.800	06-15-23	7,675,000	7,252,875

Capital Markets 0.4%

HK Land Treasury SG	3.860	12-29-17	SGD 4,000,000	3,347,043

Temasek Financial I, Ltd.	3.265	02-19-20	SGD 12,250,000	10,348,159

Consumer Finance 0.3%

Credit Acceptance Corp. (S)	6.125	02-15-21	5,935,000	6,187,238

Discover Financial Services	5.200	04-27-22	3,100,000	3,430,745

Diversified Financial Services 6.4%

European Investment Bank	4.250	02-04-15	NOK 85,900,000	14,594,737

European Investment Bank	6.500	09-10-14	NZD 5,685,000	4,859,787

General Electric Capital Australia Funding
Pty, Ltd.	7.000	10-08-15	AUD 2,600,000	2,541,127

General Electric Capital Corp.	4.250	01-17-18	NZD 5,330,000	4,456,433

General Electric Capital Corp.	4.875	04-05-16	SEK 69,000,000	10,984,734

General Electric Capital Corp. (7.125%
until 6-15-22, then 3 month LIBOR
+ 5.296%) (Q)	7.125	06-15-22	13,970,000	16,484,600

General Electric Capital Corp., Series A	7.625	12-10-14	NZD 33,700,000	29,165,108

14	Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Financial Services (continued)

Gruposura Finance (S)	5.700	05-18-21	5,165,000	$5,604,025

Inter-American Development Bank	6.500	08-20-19	AUD 12,860,000	13,612,115

International Bank for Reconstruction
& Development	2.125	05-29-17	NOK 17,190,000	2,890,286

International Bank for Reconstruction
& Development	2.375	03-02-17	NOK 34,490,000	5,838,185

International Bank for Reconstruction
& Development	4.500	08-16-16	NZD 9,400,000	8,047,759

International Bank for Reconstruction
& Development	5.375	12-15-14	NZD 14,720,000	12,610,586

KFW	4.000	12-15-14	NOK 38,410,000	6,496,025

KFW	5.750	05-13-15	AUD 22,750,000	21,766,463

KFW	6.000	01-19-16	AUD 11,500,000	11,234,011

KFW	6.000	08-20-20	AUD 14,600,000	15,214,331

Nationstar Mortgage LLC	7.875	10-01-20	2,175,000	2,196,750

Nationstar Mortgage LLC	9.625	05-01-19	11,359,000	12,466,503

Insurance 0.9%

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	7,365,000	9,961,163

MetLife, Inc.	6.400	12-15-36	7,690,000	8,578,580

Prudential Financial, Inc. (5.875% to 9-1-22,
then 3 month LIBOR + 4.175%)	5.875	09-15-42	9,825,000	10,488,188

Real Estate Investment Trusts 0.5%

Corrections Corp. of America	4.125	04-01-20	6,896,000	6,878,760

Host Hotels & Resorts LP	4.750	03-01-23	8,050,000	8,598,567

Real Estate Management & Development 0.9%

CapitaMalls Asia Treasury, Ltd.	3.950	08-24-17	SGD 14,250,000	11,970,636

CBRE Services, Inc.	5.000	03-15-23	6,465,000	6,513,488

Realogy Group LLC (S)	7.875	02-15-19	5,692,000	6,147,360

Yanlord Land Group, Ltd. (S)	10.625	03-29-18	4,170,000	4,555,725

Health Care 3.2%				102,872,316

Health Care Providers & Services 2.1%

Community Health Systems, Inc.	7.125	07-15-20	2,950,000	3,200,750

HCA, Inc.	5.000	03-15-24	10,618,000	10,777,270

HCA, Inc.	7.500	02-15-22	10,400,000	11,986,000

HCA, Inc.	8.000	10-01-18	2,135,000	2,545,988

Quest Diagnostics, Inc.	4.250	04-01-24	1,785,000	1,831,132

Select Medical Corp.	6.375	06-01-21	5,440,000	5,671,200

Tenet Healthcare Corp.	4.375	10-01-21	15,988,000	15,708,210

Tenet Healthcare Corp.	6.000	10-01-20	7,255,000	7,799,125

WellCare Health Plans, Inc.	5.750	11-15-20	6,089,000	6,484,785

Pharmaceuticals 1.1%

AbbVie, Inc.	4.400	11-06-42	3,110,000	3,112,858

Endo Finance LLC (S)	5.750	01-15-22	2,220,000	2,275,500

Endo Finance LLC (S)	7.250	01-15-22	6,529,000	7,116,610

Forest Laboratories, Inc. (S)	4.875	02-15-21	12,150,000	13,258,688

Forest Laboratories, Inc. (S)	5.000	12-15-21	6,360,000	6,964,200

Grifols Worldwide Operations, Ltd. (S)	5.250	04-01-22	4,000,000	4,140,000

See notes to financial statements	Annual report | Income Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Industrials 2.1%				$68,149,914

Airlines 0.7%

Air Canada (S)	6.750	10-01-19	2,360,000	2,554,700

Delta Air Lines 2002-1 Class G-1
Pass Through Trust	6.718	01-02-23	2,243,774	2,608,387

Delta Air Lines 2007-1 Class A
Pass Through Trust	6.821	08-10-22	4,492,422	5,334,751

TAM Capital 3, Inc. (S)	8.375	06-03-21	6,040,000	6,515,650

TAM Capital, Inc.	7.375	04-25-17	3,135,000	3,370,125

UAL 2009-1 Pass Through Trust	10.400	11-01-16	946,391	1,083,618

UAL 2009-2A Pass Through Trust	9.750	01-15-17	1,667,706	1,913,692

Building Products 0.1%

Nortek, Inc.	8.500	04-15-21	2,700,000	2,976,750

Commercial Services & Supplies 0.5%

Iron Mountain, Inc.	5.750	08-15-24	16,850,000	16,850,000
Construction & Engineering 0.2%

Empresas ICA SAB de CV (S)	8.375	07-24-17	2,340,000	2,451,150

Tutor Perini Corp.	7.625	11-01-18	4,835,000	5,113,013

Industrial Conglomerates 0.4%

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	4,390,000	4,741,200

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	5,400,000	5,616,000

Tenedora Nemak SA de CV (S)	5.500	02-28-23	1,759,000	1,820,565

Machinery 0.0%

SPL Logistics Escrow LLC (S)	8.875	08-01-20	655,000	728,688

Marine 0.2%

Navios Maritime Holdings, Inc.	8.125	02-15-19	4,310,000	4,471,625

Information Technology 1.1%				33,705,784

IT Services 0.5%

Brightstar Corp. (S)	9.500	12-01-16	6,890,000	7,449,813

IBM Corp.	2.750	12-21-20	GBP 3,925,000	6,613,521

Semiconductors & Semiconductor Equipment 0.3%

Micron Technology, Inc. (S)	5.875	02-15-22	8,840,000	9,436,700

Software 0.1%

First Data Corp. (S)	8.875	08-15-20	3,080,000	3,418,800

Technology Hardware, Storage & Peripherals 0.2%

Seagate HDD Cayman	7.000	11-01-21	5,960,000	6,786,950

Materials 2.6%				83,980,843

Construction Materials 0.2%

Cemex Finance LLC (S)	9.375	10-12-22	3,100,000	3,642,500

Votorantim Cimentos SA (S)	7.250	04-05-41	4,760,000	5,045,600

Containers & Packaging 1.1%

AEP Industries, Inc.	8.250	04-15-19	4,050,000	4,313,250

Ardagh Packaging Finance PLC (S)	7.375	10-15-17	9,060,000	9,535,650

Ball Corp.	4.000	11-15-23	14,270,000	13,485,150

Crown Americas LLC	4.500	01-15-23	3,183,000	3,095,468

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	2,440,000	2,708,400

Sealed Air Corp. (S)	6.500	12-01-20	1,326,000	1,478,490

16	Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Metals & Mining 1.3%

ArcelorMittal	7.250	03-01-41	9,390,000	$9,859,500

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	14,080,000	14,854,400

HudBay Minerals, Inc.	9.500	10-01-20	4,670,000	5,043,600

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	3,985,000	5,199,827

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	2,400,000	3,156,751

Vale Overseas, Ltd.	4.625	09-15-20	2,400,000	2,562,257

Telecommunication Services 2.6%				81,096,714

Diversified Telecommunication Services 2.1%

American Tower Corp.	4.700	03-15-22	3,640,000	3,862,914

American Tower Corp.	7.000	10-15-17	4,065,000	4,729,294

Crown Castle Towers LLC (S)	4.883	08-15-20	5,718,000	6,353,979

Frontier Communications Corp.	7.125	03-15-19	2,770,000	3,102,400

Frontier Communications Corp.	7.125	01-15-23	10,310,000	10,670,850

Frontier Communications Corp.	9.250	07-01-21	1,665,000	1,968,863

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	5,175,000	5,505,305

T-Mobile USA, Inc.	6.125	01-15-22	12,610,000	13,366,600

T-Mobile USA, Inc.	6.250	04-01-21	4,814,000	5,114,875

T-Mobile USA, Inc.	6.625	04-01-23	3,000,000	3,240,000

T-Mobile USA, Inc.	6.836	04-28-23	3,090,000	3,352,650

Verizon Communications, Inc. (P)	1.984	09-14-18	4,105,000	4,326,301

Wireless Telecommunication Services 0.5%

SBA Telecommunications, Inc.	5.750	07-15-20	4,310,000	4,547,050

SBA Tower Trust (S)	5.101	04-17-17	4,770,000	5,123,633

SoftBank Corp. (S)	4.500	04-15-20	5,760,000	5,832,000

Utilities 1.9%				59,105,286

Electric Utilities 0.2%

Abengoa Transmision Sur SA (S)	6.875	04-30-43	3,975,000	4,352,625

E.ON International Finance BV	6.000	10-30-19	GBP 1,650,000	3,215,004

Gas Utilities 0.0%

Southern Gas Networks PLC	4.875	12-21-20	GBP 600,000	1,108,735

Independent Power and Renewable Electricity Producers 1.2%

Calpine Corp. (S)	6.000	01-15-22	2,366,000	2,537,535

Dynegy, Inc.	5.875	06-01-23	11,855,000	11,736,450

NRG Energy, Inc. (S)	6.250	07-15-22	4,695,000	4,976,700

NRG Energy, Inc. (S)	6.250	05-01-24	5,475,000	5,666,625

NRG Energy, Inc.	6.625	03-15-23	10,805,000	11,534,338

Multi-Utilities 0.5%

Dominion Resources, Inc.	5.600	11-15-16	2,680,000	2,972,168

NiSource Finance Corp.	5.650	02-01-45	9,735,000	11,005,106

Convertible Bonds 0.7%				$21,219,069

(Cost $16,694,245)

Consumer Discretionary 0.3%				10,293,656

Media 0.3%

Sirius XM Radio, Inc. (S)	7.000	12-01-14	5,693,000	10,293,656

See notes to financial statements	Annual report | Income Fund	17

		Maturity
	Rate (%)	date	Par value^	Value
Health Care 0.4%				$10,925,413

Health Care Equipment & Supplies 0.1%

Teleflex, Inc.	3.875	08-01-17	1,820,000	3,232,775

Health Care Providers & Services 0.3%

WellPoint, Inc.	2.750	10-15-42	4,955,000	7,692,638

Foreign Government Obligations 24.1%			$765,098,178

(Cost $768,101,925)

Australia 3.6%				115,566,672
New South Wales Treasury Corp.	6.000	05-01-20	AUD 35,125,000	37,038,880

Queensland Treasury Corp.	4.000	06-21-19	AUD 13,855,000	13,220,814

Queensland Treasury Corp.	6.000	10-21-15	AUD 34,711,000	33,732,841

Queensland Treasury Corp.	6.000	04-21-16	AUD 32,053,000	31,574,137

Bermuda 0.3%				9,501,406
Government of Bermuda (S)	4.854	02-06-24	9,125,000	9,501,406

Brazil 1.5%				46,764,603
Federative Republic of Brazil	10.000	01-01-21	BRL 18,745,000	7,999,337

Federative Republic of Brazil	10.000	01-01-23	BRL 31,880,000	13,361,481

Federative Republic of Brazil	10.250	01-10-28	BRL 22,960,000	10,991,653

Federative Republic of Brazil	12.500	01-05-16	BRL 30,750,000	14,412,132

Canada 1.4%				44,307,952
Export Development Canada	3.500	02-20-18	NZD 9,440,000	7,756,957

Ontario School Boards Financing Corp.,
Series 01A2	6.250	10-19-16	CAD 8,485,000	8,687,989

Province of Ontario	6.250	06-16-15	NZD 24,690,000	21,437,389

Province of Quebec	6.750	11-09-15	NZD 7,310,000	6,425,617

Malaysia 2.0%				62,371,392
Government of Malaysia	3.314	10-31-17	MYR 22,000,000	6,781,115

Government of Malaysia	3.741	02-27-15	MYR 78,350,000	24,489,362

Government of Malaysia	3.835	08-12-15	MYR 50,450,000	15,823,070

Government of Malaysia	4.262	09-15-16	MYR 48,250,000	15,277,845

Mexico 2.5%				79,991,682
Government of Mexico	5.000	06-15-17	MXN 219,174,600	17,417,225

Government of Mexico	6.000	06-18-15	MXN 72,500,000	5,773,541

Government of Mexico	7.750	05-29-31	MXN 482,774,500	42,211,273

Government of Mexico	8.000	12-07-23	MXN 161,720,000	14,589,643

New Zealand 2.4%				76,618,059
Dominion of New Zealand	5.000	03-15-19	NZD 19,200,000	17,040,121

Dominion of New Zealand	6.000	12-15-17	NZD 38,005,000	34,560,356

Dominion of New Zealand	6.000	05-15-21	NZD 26,500,000	25,017,582

Norway 1.1%				34,821,533
Government of Norway	4.500	05-22-19	NOK 77,991,000	14,592,363

Government of Norway	5.000	05-15-15	NOK 117,102,000	20,229,170

18	Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Peru 0.1%				$2,564,488
Republic of Peru	7.350	07-21-25	1,930,000	2,564,488

Philippines 2.0%				63,009,259
Republic of Philippines	4.950	01-15-21	PHP 608,000,000	14,764,027

Republic of Philippines	5.875	12-16-20	PHP 609,320,800	15,796,205

Republic of Philippines	6.250	01-14-36	PHP 252,000,000	6,220,089

Republic of Philippines	6.500	04-28-21	PHP 678,000,000	18,141,145

Republic of Philippines	8.125	12-16-35	PHP 254,043,000	8,087,793

Singapore 1.6%				50,595,028
Republic of Singapore	2.375	04-01-17	SGD 22,500,000	18,893,704

Republic of Singapore	3.250	09-01-20	SGD 36,490,000	31,701,324

South Korea 1.5%				48,191,249
Korea Treasury Bond Coupon Strips	3.286	09-10-18	KRW 1,205,430,000	1,040,029

Korea Treasury Bond Coupon Strips	3.287	03-10-18	KRW 1,205,430,000	1,058,744

Korea Treasury Bond Coupon Strips	3.296	03-10-17	KRW 1,205,430,000	1,092,263

Korea Treasury Bond Coupon Strips	3.297	09-10-17	KRW 1,205,430,000	1,075,944

Korea Treasury Bond Coupon Strips	3.309	09-10-16	KRW 1,205,430,000	1,109,231

Korea Treasury Bond Coupon Strips	3.315	03-10-16	KRW 1,205,430,000	1,125,565

Korea Treasury Bond Coupon Strips	3.326	09-10-15	KRW 1,205,430,000	1,141,999

Korea Treasury Bond Coupon Strips	3.327	03-10-15	KRW 1,205,430,000	1,157,838

Korea Treasury Bond Coupon Strips	3.347	09-10-14	KRW 1,205,430,000	1,173,384

Korea Treasury Bond Principal Strips	3.286	09-10-18	KRW 41,928,000,000	36,174,921

Republic of Korea	3.500	03-10-17	KRW 1,500,000,000	1,495,626

Republic of Korea	5.750	09-10-18	KRW 502,000,000	545,705

Sweden 2.1%				68,150,451
Kingdom of Sweden	3.000	07-12-16	SEK 130,515,000	20,499,514

Kingdom of Sweden	3.750	08-12-17	SEK 78,560,000	12,847,471

Kingdom of Sweden	5.000	12-01-20	SEK 106,425,000	19,446,577

Svensk Exportkredit AB	7.625	06-30-14	NZD 18,040,000	15,356,889

Thailand 2.0%				62,644,404
Bank of Thailand	3.200	10-22-14	THB 1,217,750,000	37,253,840

Kingdom of Thailand	3.250	06-16-17	THB 815,000,000	25,390,564

Term Loans (M) 13.3%			$421,747,006

(Cost $421,087,059)

Consumer Discretionary 3.3%				104,416,821

Automobiles 0.2%

Chrysler Group LLC	3.250	12-31-18	6,845,000	6,796,106

Distributors 0.2%

OSP Group, Inc.	4.500	03-18-21	5,425,000	5,479,250

Hotels, Restaurants & Leisure 0.6%

Four Seasons Holdings, Inc.	3.500	06-27-20	12,681,275	12,633,720

Hilton Worldwide Finance LLC	3.500	10-26-20	7,267,500	7,238,227

Media 1.1%

Clear Channel Communications, Inc.	6.900	01-30-19	10,396,703	10,272,317

Clear Channel Communications, Inc.	7.650	07-30-19	3,343,756	3,342,826

RentPath, Inc.	6.250	05-29-20	10,862,913	10,842,545

See notes to financial statements	Annual report | Income Fund	19

		Maturity
Rate (%)		date	Par value^	Value
Media (continued)

Univision Communications, Inc.	4.000	03-01-20	3,677,920	$3,664,786

Virgin Media Investment Holdings, Ltd.	3.500	06-05-20	6,660,000	6,604,849

Multiline Retail 1.0%

Hudson’s Bay Company	4.750	11-04-20	13,657,625	13,773,264

J Crew Group, Inc.	4.080	03-05-21	6,140,000	6,103,160

Lands’ End, Inc.	4.250	04-02-21	10,510,000	10,483,725

Textiles, Apparel & Luxury Goods 0.2%

Burlington Coat Factory Warehouse Corp.	4.250	02-23-17	2,757,422	2,773,796

Nine West Holdings, Inc.	4.750	10-08-19	4,400,000	4,408,250

Consumer Staples 1.2%				38,648,156

Food & Staples Retailing 1.1%

Aramark Services, Inc.	3.250	02-24-21	15,730,000	15,614,841

HJ Heinz Company	3.500	06-05-20	2,600,350	2,612,689

Rite Aid Corp.	5.750	08-21-20	945,000	964,136

SUPERVALU, Inc.	4.500	03-21-19	14,558,316	14,545,315

Food Products 0.1%

Big Heart Pet Brands	3.500	03-08-20	4,956,087	4,911,175

Energy 0.5%				17,267,686

Energy Equipment & Services 0.2%

Offshore Group Investment, Ltd.	5.000	10-25-17	6,637,500	6,598,093

Oil, Gas & Consumable Fuels 0.3%

Arch Coal, Inc.	6.250	05-16-18	8,072,415	7,932,593

FTS International, Inc.	5.750	04-09-21	2,720,000	2,737,000

Financials 2.4%				77,024,821

Capital Markets 0.3%

Walter Investment Management Corp.	4.750	12-11-20	9,868,477	9,735,875

Diversified Financial Services 1.3%

Carestream Health, Inc.	5.000	06-07-19	23,157,675	23,191,439

Carestream Health, Inc.	9.500	12-07-19	12,697,855	12,920,068

Ocwen Loan Servicing LLC	5.000	02-15-18	5,474,700	5,495,230

Insurance 0.4%

HUB International, Ltd.	4.250	10-02-20	13,953,125	13,939,172

Real Estate Investment Trusts 0.4%

iStar Financial, Inc.	4.500	10-16-17	11,713,753	11,743,037

Health Care 1.3%				41,223,061

Health Care Equipment & Supplies 0.2%

Biomet, Inc.	3.658	07-25-17	3,121,413	3,125,939

Brand Energy & Infrastructure Services, Inc.	4.750	11-26-20	3,115,444	3,123,790

Health Care Providers & Services 0.6%

Catalent Pharma Solutions, Inc.	3.650	09-15-16	3,559,239	3,557,015

Catalent Pharma Solutions, Inc.	4.500	09-15-21	4,624,869	4,640,043

Kindred Healthcare, Inc.	4.000	04-09-21	4,515,000	4,503,713

National Mentor Holdings, Inc.	4.750	01-31-21	2,871,954	2,882,724

Opal Acquisition, Inc.	5.000	11-27-20	2,374,050	2,375,831

20	Income Fund | Annual report	See notes to financial statements

		Maturity
Rate (%)		date	Par value^	Value
Pharmaceuticals 0.5%

Grifols Worldwide Operations USA, Inc.	3.150	02-27-21	6,580,000	$6,549,160

Mallinckrodt International Finance SA	3.500	03-19-21	4,070,000	4,046,744

Valeant Pharmaceuticals International, Inc.	3.750	08-05-20	6,432,394	6,418,102

Industrials 0.8%				23,665,259

Airlines 0.3%

Delta Air Lines, Inc.	3.500	04-20-17	7,585,500	7,574,660

Commercial Services & Supplies 0.2%

Capital Safety NA Holdings, Inc.	4.000	03-13-21	6,000,000	5,970,000

Trading Companies & Distributors 0.3%

American Builders & Contractors Supply
Company, Inc.	3.500	04-16-20	10,153,975	10,120,599

Information Technology 1.4%				44,309,784

Communications Equipment 0.4%

Alcatel-Lucent USA, Inc.	4.500	01-30-19	12,808,992	12,827,668

Electronic Equipment, Instruments & Components 0.3%

Dell International LLC	4.500	04-29-20	10,666,400	10,640,950

Software 0.7%

BMC Software Finance, Inc.	5.000	09-10-20	9,087,225	9,103,082

First Data Corp.	4.150	03-24-18	3,562,924	3,567,987

First Data Corp.	4.150	09-24-18	1,155,000	1,155,962

First Data Corp.	4.150	03-24-21	1,797,065	1,798,547

IMS Health, Inc.	3.500	03-17-21	5,255,000	5,215,588

Materials 0.9%				27,597,523

Chemicals 0.3%

Axalta Coating Systems US Holdings, Inc.	4.000	02-01-20	9,116,113	9,104,717

Construction Materials 0.2%

Apex Tool Group LLC	4.500	01-31-20	6,786,450	6,610,430

Containers & Packaging 0.3%

Berry Plastics Group, Inc.	3.500	02-08-20	6,712,200	6,649,273

Consolidated Container Company LLC	5.000	07-03-19	1,270,525	1,270,525

Metals & Mining 0.1%

Signode Industrial Group US, Inc.	4.000	03-21-21	3,975,000	3,962,578

Telecommunication Services 0.6%				19,188,305

Diversified Telecommunication Services 0.5%

Crown Castle Operating Company	3.000	01-31-19	8,216,190	8,197,934

Crown Castle Operating Company	3.000	01-31-21	7,052,325	7,020,371

Wireless Telecommunication Services 0.1%

SBA Senior Finance II LLC	3.250	03-31-21	4,000,000	3,970,000

Utilities 0.9%				28,405,590

Electric Utilities 0.8%

La Frontera Generation LLC	4.500	09-30-20	16,424,645	16,436,963

Otter Products LLC	5.250	04-29-19	8,867,119	8,863,421

See notes to financial statements	Annual report | Income Fund	21

		Maturity
Rate (%)		date	Par value^	Value
Independent Power and Renewable Electricity Producers 0.1%

Dynegy, Inc.	4.000	04-23-20	3,105,762	$3,105,206

Capital Preferred Securities 2.5%				$78,319,785

(Cost $71,920,186)

Financials 2.5%				78,319,785

Banks 2.1%

HSBC Finance Capital Trust IX (5.911% to
11-30-15, then 3 month LIBOR + 1.926%)	5.911	11-30-35	12,570,000	13,085,370

PNC Financial Services Group, Inc. (6.750% to
8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	5,830,000	6,427,575

USB Capital IX (P)(Q)	3.500	07-07-14	22,163,000	18,949,365

Wachovia Capital Trust III (P)(Q)	5.570	07-07-14	27,745,000	27,051,375

Diversified Financial Services 0.4%

BAC Capital Trust XIV, Series G (P)(Q)	4.000	06-23-14	15,810,000	12,806,100

Collateralized Mortgage Obligations 5.7%			$182,120,237

(Cost $173,770,482)

Commercial & Residential 4.9%				155,002,563

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.654	04-25-35	4,255,379	4,250,468

American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.639	12-25-46	44,362,293	3,182,072

Banc of America Commercial Mortgage Trust, Inc.
Series 2006-4, Class AM	5.675	07-10-46	5,850,000	6,388,083
Series 2006-5, Class AM	5.448	09-10-47	3,610,000	3,878,887

Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	1.874	01-25-35	4,182,467	4,195,834
Series 2005-2, Class A1 (P)	2.580	03-25-35	1,943,428	1,971,918
Series 2005-5, Class A2 (P)	2.260	08-25-35	2,286,302	2,320,288

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.850	01-25-35	2,420,344	2,351,112
Series 2004-8, Class 1A (P)	0.850	09-25-34	790,705	770,764
Series 2005-7, Class 11A1 (P)	0.690	08-25-35	2,525,526	2,294,221

Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.645	02-25-37	2,294,807	2,311,952

Commercial Mortgage Pass
Through Certificates
Series 2006-GG7, Class AM (P)	5.820	07-10-38	3,565,000	3,873,736

DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.160	09-19-44	25,852,104	1,588,656
Series 2005-AR2, Class X2 IO	2.799	03-19-45	49,018,533	4,198,065

Extended Stay America Trust
Series 2013-ESHM, Class M (S)	7.625	12-05-19	2,467,130	2,516,228

GS Mortgage Securities Corp. II
Series 2013, Class KYO (P)(S)	3.751	11-08-29	6,695,000	6,782,604

HarborView Mortgage Loan Trust
Series 2005-2, Class IX IO	2.227	05-19-35	18,240,732	1,237,274
Series 2005-9, Class 2A1C (P)	0.599	06-20-35	6,817,132	6,477,291
Series 2005-8, Class 1X IO	2.170	09-19-35	14,368,774	818,948
Series 2007-3, Class ES IO (S)	0.350	05-19-47	35,499,931	377,187
Series 2007-4, Class ES IO	0.350	07-19-47	37,919,142	379,191
Series 2007-6, Class ES IO (S)	0.342	08-19-37	29,700,702	315,570

22	Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

Hilton USA Trust
Series 2013-HLF, Class EFL (P)(S)	3.901	11-05-30	4,470,000	$4,470,080

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.029	10-25-36	45,330,854	3,609,283
Series 2005-AR18, Class 2X IO	1.666	10-25-36	47,729,050	1,780,695

JP Morgan Mortgage Trust
Series 2007-A1, Class 1A1 (P)	2.776	07-25-35	4,811,489	4,895,425

Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.146	12-25-34	1,968,945	1,934,600
Series 2005-2, Class 1A (P)	1.596	10-25-35	3,375,552	3,336,504
Series 2005-A2, Class A2 (P)	2.476	02-25-35	1,910,129	1,915,673
Series 2006-3, Class 2A1 (P)	2.337	10-25-36	2,196,117	2,176,666
Series 2007-1, Class 2A1 (P)	2.557	01-25-37	13,672,710	13,538,881

Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.308	01-12-44	7,010,000	7,454,658

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07-12-46	2,828,272	3,056,522

Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03-15-44	8,460,000	9,275,248

Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.455	10-25-34	3,048,155	3,019,813
Series 2004-9, Class 1A (P)	5.707	11-25-34	2,880,743	2,862,983

Opteum Mortgage Acceptance Corp.
Series 2005-4, Class 1APT (P)	0.460	11-25-35	3,570,506	3,302,468

Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.486	12-25-33	3,115,125	3,125,701

WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (P)	2.399	01-25-35	5,760,404	5,788,215
Series 2005-AR19, Class A1A2 (P)	0.440	12-25-45	4,544,322	4,179,458
Series 2005-AR6, Class 2A1A (P)	0.380	04-25-45	4,505,550	4,274,758
Series 2005-AR8, Class 2AB2 (P)	0.570	07-25-45	4,825,680	4,580,410

Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.615	12-25-34	3,870,942	3,944,173

U.S. Government Agency 0.8%				27,117,674

Federal Home Loan Mortgage Corp.
Series 4077, Class IK IO	5.000	07-15-42	11,642,320	2,245,908

Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	12,838,587	2,114,844
Series 2013-46, Class MI IO	3.500	05-25-43	57,381,058	8,919,931
Series 2014-C02, Class 1M1 (P)	1.101	05-25-24	3,850,000	3,851,505
Series 402, Class 3 IO	4.000	11-25-39	3,499,468	705,939
Series 402, Class 4 IO	4.000	10-25-39	5,384,567	983,529
Series 402, Class 7 IO	4.500	11-25-39	7,235,597	1,381,927
Series 406, Class 3 IO	4.000	01-25-41	8,184,061	1,360,736
Series 407, Class 4 IO	4.500	03-25-41	12,785,900	2,230,777
Series 407, Class 7 IO	5.000	03-25-41	10,690,260	2,191,738
Series 407, Class 8 IO	5.000	03-25-41	5,324,372	1,130,840

See notes to financial statements	Annual report | Income Fund	23

		Maturity
Rate (%)		date	Par value^	Value

Asset Backed Securities 0.2%				$7,099,552

(Cost $6,711,089)

Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.650	06-25-33	2,034,524	1,954,223

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	4,782,540	5,145,329

			Shares	Value

Common Stocks 0.1%				$2,861,063

(Cost $5,300,392)

Consumer Discretionary 0.0%				0

Media 0.0%

Vertis Holdings, Inc. (I)			300,118	0

Financials 0.1%				2,861,063

Banks 0.1%

Talmer Bancorp, Inc. (I)			220,152	2,861,063

Preferred Securities 5.8%			$183,596,567

(Cost $169,809,168)

Consumer Discretionary 0.2%				6,327,312

Household Durables 0.2%

Beazer Homes USA, Inc., 7.500%			204,900	6,327,312

Consumer Staples 0.2%				6,955,693

Food Products 0.2%

Post Holdings, Inc., 5.250%			65,750	6,955,693

Financials 3.7%				116,585,388

Banks 2.7%

First Niagara Financial Group, Inc. (8.6250% to
12-15-17, then 3 month LIBOR + 7.3270%)			44,190	1,262,066

First Tennessee Bank NA, 3.750% (S)			20,120	14,492,688

M&T Bank Corp., Series A, 6.375%			7,985	7,905,150

M&T Bank Corp., Series C, 6.375%			495	487,080

Regions Financial Corp., 6.375%			446,920	11,012,109

Synovus Financial Corp., 7.875%			327,880	9,180,640

U.S. Bancorp, 3.500%			8,280	6,971,760

U.S. Bancorp (6.500% to 1-15-22, then
3 month LIBOR + 4.468%)			385,125	11,149,369

Wells Fargo & Company, 5.850%			290,130	7,549,183

Wells Fargo & Company, 6.625%			398,607	11,276,592

Zions Bancorporation, 6.950%			154,580	4,181,389

Diversified Financial Services 0.0%

GMAC Capital Trust I (8.125% to 2-15-16,
then 3 month LIBOR + 5.785%)			43,895	1,190,432

Insurance 0.6%

Hartford Financial Services Group, Inc., 7.875%			487,325	14,658,736

MetLife, Inc., 5.000%			93,480	2,762,334

24	Income Fund | Annual report	See notes to financial statements

			Shares	Value
Real Estate Investment Trusts 0.4%

Weyerhaeuser Company, 6.375%			213,265	$12,505,860

Industrials 0.4%				11,972,310

Aerospace & Defense 0.4%

United Technologies Corp., 7.500%			181,950	11,972,310

Telecommunication Services 0.3%				10,684,337

Wireless Telecommunication Services 0.3%

Crown Castle International Corp., 4.500%			102,360	10,684,337

Utilities 1.0%				31,071,527

Electric Utilities 0.5%

NextEra Energy, Inc., 5.799%			120,745	6,831,752

NextEra Energy, Inc., 5.889%			118,750	7,430,188

Multi-Utilities 0.5%

Dominion Resources, Inc., 6.000%			291,580	16,809,587

		Maturity
	Rate (%)	date	Par value^	Value

Escrow Certificates 0.0%				$23,144

(Cost $142)

Consumer Discretionary 0.0%				23,144
Lear Corp., Series B (I)	8.750	12-01-16	2,645,000	23,144

			Par value	Value

Short-Term Investments 4.6%			$144,871,903
(Cost $144,871,903)

Repurchase Agreement 4.6%				144,871,903
Barclays Tri-Party Repurchase Agreement dated 5-30-14 at 0.050%
to be repurchased at $126,037,525 on 6-2-14, collateralized by
$17,240,900 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued
at $18,500,699, including interest) and $108,891,100 U.S.
Treasury Notes, 0.875% due 9-15-16 (valued at $110,057,657,
including interest)			$126,037,000	126,037,000

Repurchase Agreement with State Street Corp. dated 5-30-14 at
0.000% to be repurchased at $18,834,903 on 6-2-14, collateralized by $2,160,000 Federal National Mortgage Association, 2.080% due
11-2-22 (valued at 2,052,000, including interest) and $17,345,000
U.S. Treasury Notes, 0.625% due 11-30-17 (valued at $17,161,767,
including interest)			18,834,903	18,834,903

Total investments (Cost $3,016,253,260)† 98.3%			$3,117,745,837

Other assets and liabilities, net 1.7%				$53,332,277

Total net assets 100.0%			$3,171,078,114

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

See notes to financial statements	Annual report | Income Fund	25

Notes to Fund’s investments

^	All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
GBP — Pound Sterling
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PHP — Philippine Peso
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $356,292,099 or 11.2% of the fund’s net assets as of 5-31-14.

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $3,033,722,956. Net unrealized appreciation aggregated $84,022,881, of which $154,755,252 related to appreciated investment securities and $70,732,371 related to depreciated investment securities.

26	Income Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $3,016,253,260)	$3,117,745,837
Foreign currency, at value (Cost $2,142,330)	2,139,120
Cash held at broker for futures contracts	6,640,801
Receivable for investments sold	41,536,968
Receivable for fund shares sold	4,470,004
Receivable for forward foreign currency exchange contracts	1,324,702
Dividends and interest receivable	34,915,749
Receivable for futures variation margin	375,048
Receivable due from advisor	24
Other receivables and prepaid expenses	138,873

Total assets	3,209,287,126

Liabilities

Due to custodian	1,766,035
Payable for investments purchased	14,467,851
Payable for forward foreign currency exchange contracts	10,859,139
Payable for fund shares repurchased	8,614,465
Distributions payable	1,116,653
Payable to affiliates
Accounting and legal services fees	116,492
Transfer agent fees	590,337
Distribution and service fees	18,461
Trustees’ fees	4,578
Other liabilities and accrued expenses	655,001

Total liabilities	38,209,012

Net assets	$3,171,078,114

Net assets consist of

Paid-in capital	$3,111,575,209
Accumulated distributions in excess of net investment income	(1,842,347)
Accumulated net realized gain (loss) on investments, futures contracts,
options written and foreign currency transactions	(29,354,392)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	90,699,644

Net assets	$3,171,078,114

See notes to financial statements	Annual report | Income Fund	27

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($1,257,665,477 ÷ 187,529,332 shares)[1]	$6.71
Class B ($146,600,372 ÷ 21,857,733 shares)[1]	$6.71
Class C ($564,821,344 ÷ 84,218,232 shares)[1]	$6.71
Class I ($1,147,836,053 ÷ 171,486,002 shares)	$6.69
Class R1 ($16,601,064 ÷ 2,467,370 shares)	$6.73
Class R2 ($2,612,841 ÷ 390,118 shares)	$6.70
Class R3 ($3,527,006 ÷ 526,060 shares)	$6.70
Class R4 ($10,666,901 ÷ 1,589,337 shares)	$6.71
Class R5 ($11,920,914 ÷ 1,779,941 shares)	$6.70
Class R6 ($8,826,142 ÷ 1,317,690 shares)	$6.70

Maximum offering price per share

Class A (net asset value per share ÷ 96.0%)[2]	$6.99

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

28	Income Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$162,891,037
Dividends	9,630,905
Less foreign taxes withheld	(366,937)

Total investment income	172,155,005

Expenses

Investment management fees	10,628,018
Distribution and service fees	12,249,078
Accounting and legal services fees	644,087
Transfer agent fees	4,338,176
Trustees’ fees	105,481
State registration fees	193,640
Printing and postage	350,973
Professional fees	210,295
Custodian fees	1,309,115
Registration and filing fees	78,708
Other	163,003

Total expenses	30,270,574
Less expense reductions	(199,355)

Net expenses	30,071,219

Net investment income	142,083,786

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	43,076,527
Futures contracts	(8,412,557)
Written options	816,449
35,480,419
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in
foreign currencies	(88,431,984)
Futures contracts	(1,382,294)
(89,814,278)
Net realized and unrealized loss	(54,333,859)

Increase in net assets from operations	$87,749,927

See notes to financial statements	Annual report | Income Fund	29

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	5-31-14	5-31-13

Increase (decrease) in net assets

From operations
Net investment income	$142,083,786	$164,573,638
Net realized gain	35,480,419	53,353,207
Change in net unrealized appreciation (depreciation)	(89,814,278)	99,249,198

Increase in net assets resulting from operations	87,749,927	317,176,043

Distributions to shareholders
From net investment income
Class A	(60,833,597)	(89,217,619)
Class B	(5,843,761)	(8,243,033)
Class C	(22,955,291)	(33,927,185)
Class I	(48,286,516)	(33,001,896)
Class R1	(669,748)	(714,780)
Class R2	(74,211)	(6,331)
Class R3	(135,771)	(199,068)
Class R4	(271,447)	(150,744)
Class R5	(459,150)	(487,314)
Class R6	(95,428)	(21,228)
From net realized gain
Class A	—	(2,528,001)
Class B	—	(271,603)
Class C	—	(1,114,187)
Class I	—	(828,141)
Class R1	—	(21,851)
Class R2	—	(146)
Class R3	—	(6,044)
Class R4	—	(4,108)
Class R5	—	(11,194)
Class R6	—	(602)

Total distributions	(139,624,920)	(170,755,075)

From fund share transactions	(536,207,641)	318,329,046

Total increase (decrease)	(588,082,634)	464,750,014

Net assets

Beginning of year	3,759,160,748	3,294,410,734

End of year	$3,171,078,114	$3,759,160,748

Accumulated distributions in excess of net
investment income	($1,842,347)	($39,949,335)

30	Income Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$6.78	$6.47	$6.85	$6.32	$5.61
Net investment income[1]	0.29	0.34	0.38	0.43	0.48
Net realized and unrealized gain (loss) on investments	(0.07)	0.32	(0.35)	0.55	0.73
Total from investment operations	0.22	0.66	0.03	0.98	1.21
Less distributions
From net investment income	(0.29)	(0.34)	(0.39)	(0.43)	(0.47)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)
Total distributions	(0.29)	(0.35)	(0.41)	(0.45)	(0.50)
Net asset value, end of period	$6.71	$6.78	$6.47	$6.85	$6.32
Total return (%)[2,3]	3.36	10.41	0.51	15.85	22.03

Ratios and supplemental data

Net assets, end of period (in millions)	$1,258	$1,676	$1,751	$1,775	$1,155
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.90	0.93	0.91	0.85
Expenses including reductions	0.86	0.90	0.93	0.91	0.85
Net investment income	4.43	5.05	5.82	6.42	7.77
Portfolio turnover (%)	50	53	42	33	67

1 Based on average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS B SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$6.78	$6.47	$6.85	$6.33	$5.61
Net investment income[1]	0.25	0.29	0.33	0.38	0.44
Net realized and unrealized gain (loss) on investments	(0.08)	0.32	(0.35)	0.54	0.73
Total from investment operations	0.17	0.61	(0.02)	0.92	1.17
Less distributions
From net investment income	(0.24)	(0.29)	(0.34)	(0.38)	(0.42)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)
Total distributions	(0.24)	(0.30)	(0.36)	(0.40)	(0.45)
Net asset value, end of period	$6.71	$6.78	$6.47	$6.85	$6.33
Total return (%)[2,3]	2.64	9.64	(0.19)	14.86	21.37

Ratios and supplemental data

Net assets, end of period (in millions)	$147	$186	$179	$164	$144
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56	1.60	1.63	1.61	1.55
Expenses including reductions	1.56	1.60	1.63	1.61	1.55
Net investment income	3.73	4.34	5.10	5.75	7.07
Portfolio turnover (%)	50	53	42	33	67

1 Based on average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

See notes to financial statements	Annual report | Income Fund	31

CLASS C SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$6.78	$6.47	$6.85	$6.32	$5.61
Net investment income[1]	0.25	0.29	0.33	0.38	0.44
Net realized and unrealized gain (loss) on investments	(0.08)	0.32	(0.35)	0.55	0.72
Total from investment operations	0.17	0.61	(0.02)	0.93	1.16
Less distributions
From net investment income	(0.24)	(0.29)	(0.34)	(0.38)	(0.42)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)
Total distributions	(0.24)	(0.30)	(0.36)	(0.40)	(0.45)
Net asset value, end of period	$6.71	$6.78	$6.47	$6.85	$6.32
Total return (%)[2,3]	2.64	9.64	(0.19)	15.04	21.18

Ratios and supplemental data

Net assets, end of period (in millions)	$565	$751	$757	$668	$400
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56	1.60	1.63	1.61	1.55
Expenses including reductions	1.56	1.60	1.63	1.61	1.55
Net investment income	3.73	4.35	5.10	5.71	7.05
Portfolio turnover (%)	50	53	42	33	67

1 Based on average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS I SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$6.77	$6.46	$6.84	$6.31	$5.59
Net investment income[1]	0.31	0.36	0.40	0.45	0.51
Net realized and unrealized gain (loss) on investments	(0.08)	0.33	(0.35)	0.55	0.73
Total from investment operations	0.23	0.69	0.05	1.00	1.24
Less distributions
From net investment income	(0.31)	(0.37)	(0.41)	(0.45)	(0.49)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)
Total distributions	(0.31)	(0.38)	(0.43)	(0.47)	(0.52)
Net asset value, end of period	$6.69	$6.77	$6.46	$6.84	$6.31
Total return (%)[2]	3.54	10.83	0.90	16.36	22.71

Ratios and supplemental data

Net assets, end of period (in millions)	$1,148	$1,111	$577	$510	$141
Ratios (as a percentage of average net assets):
Expenses before reductions	0.53	0.52	0.53	0.48	0.48
Expenses including reductions	0.53	0.52	0.53	0.48	0.48
Net investment income	4.75	5.36	6.19	6.77	8.10
Portfolio turnover (%)	50	53	42	33	67

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

32	Income Fund | Annual report	See notes to financial statements

CLASS R1 SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$6.80	$6.49	$6.86	$6.33	$5.61
Net investment income[1]	0.27	0.32	0.36	0.41	0.46
Net realized and unrealized gain (loss) on investments	(0.07)	0.32	(0.35)	0.56	0.73
Total from investment operations	0.20	0.64	0.01	0.97	1.19
Less distributions
From net investment income	(0.27)	(0.32)	(0.36)	(0.42)	(0.44)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)
Total distributions	(0.27)	(0.33)	(0.38)	(0.44)	(0.47)
Net asset value, end of period	$6.73	$6.80	$6.49	$6.86	$6.33
Total return (%)[2]	3.02	10.03	0.29	15.68	21.61

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$18	$12	$9	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.19	1.21	1.13	1.22
Expenses including reductions	1.19	1.19	1.21	1.13	1.22
Net investment income	4.09	4.72	5.52	6.24	7.42
Portfolio turnover (%)	50	53	42	33	67

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS R2 SHARES Period ended	5-31-14	5-31-13	5-31-12[1]

Per share operating performance

Net asset value, beginning of period	$6.77	$6.46	$6.61
Net investment income[2]	0.29	0.34	0.08
Net realized and unrealized gain (loss) on investments	(0.07)	0.33	(0.14)
Total from investment operations	0.22	0.67	(0.06)
Less distributions
From net investment income	(0.29)	(0.35)	(0.09)
From net realized gain	—	(0.01)	—
Total distributions	(0.29)	(0.36)	(0.09)
Net asset value, end of period	$6.70	$6.77	$6.46
Total return (%)[3]	3.34	10.61	(0.85)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	0.73	0.72[6]
Expenses including reductions	0.91	0.73	0.72[6]
Net investment income	4.38	5.11	4.89[6]
Portfolio turnover (%)	50	53	42[7]

1 The inception date for Class R2 is 3-1-12.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

See notes to financial statements	Annual report | Income Fund	33

CLASS R3 SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$6.78	$6.47	$6.84	$6.31	$5.59
Net investment income[1]	0.28	0.32	0.37	0.41	0.47
Net realized and unrealized gain (loss) on investments	(0.09)	0.33	(0.35)	0.56	0.72
Total from investment operations	0.19	0.65	0.02	0.97	1.19
Less distributions
From net investment income	(0.27)	(0.33)	(0.37)	(0.42)	(0.44)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)
Total distributions	(0.27)	(0.34)	(0.39)	(0.44)	(0.47)
Net asset value, end of period	$6.70	$6.78	$6.47	$6.84	$6.31
Total return (%)[2]	2.97	10.18	0.42	15.73	21.80

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$3	$4	$2	—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	1.10	1.11	1.08	1.63
Expenses including reductions	1.09	1.10	1.11	1.08	1.25
Net investment income	4.18	4.83	5.61	6.10	7.43
Portfolio turnover (%)	50	53	42	33	67

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3 Less than $500,000.

CLASS R4 SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$6.78	$6.47	$6.84	$6.31	$5.59
Net investment income[1]	0.30	0.35	0.38	0.43	0.49
Net realized and unrealized gain (loss) on investments	(0.07)	0.32	(0.34)	0.56	0.72
Total from investment operations	0.23	0.67	0.04	0.99	1.21
Less distributions
From net investment income	(0.30)	(0.35)	(0.39)	(0.44)	(0.46)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)
Total distributions	(0.30)	(0.36)	(0.41)	(0.46)	(0.49)
Net asset value, end of period	$6.71	$6.78	$6.47	$6.84	$6.31
Total return (%)[2]	3.52	10.51	0.69	16.06	22.17

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$4	$3	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.81	0.81	0.80	0.92
Expenses including reductions	0.69	0.71	0.81	0.80	0.92
Net investment income	4.58	5.22	5.85	6.56	7.74
Portfolio turnover (%)	50	53	42	33	67

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

34	Income Fund | Annual report	See notes to financial statements

CLASS R5 SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$6.77	$6.47	$6.84	$6.31	$5.59
Net investment income[1]	0.32	0.37	0.41	0.45	0.52
Net realized and unrealized gain (loss) on investments	(0.08)	0.31	(0.35)	0.55	0.71
Total from investment operations	0.24	0.68	0.06	1.00	1.23
Less distributions
From net investment income	(0.31)	(0.37)	(0.41)	(0.45)	(0.48)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)
Total distributions	(0.31)	(0.38)	(0.43)	(0.47)	(0.51)
Net asset value, end of period	$6.70	$6.77	$6.47	$6.84	$6.31
Total return (%)[2]	3.74	10.68	1.04	16.34	22.52

Ratios and supplemental data

Net assets, end of period (in millions)	$12	$9	$11	$2	—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48	0.50	0.50	0.53	0.99
Expenses including reductions	0.48	0.50	0.50	0.53	0.65
Net investment income	4.79	5.44	6.22	6.80	8.23
Portfolio turnover (%)	50	53	42	33	67

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3 Less than $500,000.

CLASS R6 SHARES Period ended	5-31-14	5-31-13	5-31-12[1]

Per share operating performance

Net asset value, beginning of period	$6.77	$6.46	$6.57
Net investment income[2]	0.32	0.36	0.30
Net realized and unrealized gain (loss) on investments	(0.07)	0.33	(0.08)
Total from investment operations	0.25	0.69	0.22
Less distributions
From net investment income	(0.32)	(0.37)	(0.31)
From net realized gain	—	(0.01)	(0.02)
Total distributions	(0.32)	(0.38)	(0.33)
Net asset value, end of period	$6.70	$6.77	$6.46
Total return (%)[3]	3.81	10.92	3.41[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$1	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.44	0.45	0.46[6]
Expenses including reductions	0.42	0.45	0.46[6]
Net investment income	4.83	5.39	6.10[6]
Portfolio turnover (%)	50	53	42[7]

1 The inception date for Class R6 is 9-1-11.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

See notes to financial statements	Annual report | Income Fund	35

Notes to financial statements

Note 1 — Organization

John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4, and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant

36	Income Fund | Annual report

observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 5-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$1,310,789,333	—	$1,310,789,333	—
Convertible Bonds	21,219,069	—	21,219,069	—
Foreign Government
Obligations	765,098,178	—	765,098,178	—
Term Loans	421,747,006	—	421,747,006	—
Capital Preferred Securities	78,319,785	—	78,319,785	—
Collateralized Mortgage
Obligations	182,120,237	—	181,048,289	$1,071,948
Asset Backed Securities	7,099,552	—	7,099,552	—
Common Stocks	2,861,063	—	2,861,063	—
Preferred Securities	183,596,567	$169,103,879	14,492,688	—
Escrow Certificates	23,144	—	—	23,144
Short-Term Investments	144,871,903	—	144,871,903	—

Total Investments
in Securities	$3,117,745,837	$169,103,879	$2,947,546,866	$1,095,092
Other Financial
Instruments:
Futures	($1,382,294)	($1,382,294)	—	—
Forward Foreign
Currency Contracts	($9,534,437)	—	($9,534,437)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Annual report | Income Fund	37

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At May 31, 2014, the fund had $16,468,310 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly

38	Income Fund | Annual report

authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended May 31, 2014 were $1,555. For the year ended May 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Net capital losses of $10,966,518 that are the result of security transactions occurring after October 31, 2013, are treated as occurring on June 1, 2014, the first day of the fund’s next taxable year.

As of May 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended May 31, 2014 and 2013 was as follows:

	MAY 31, 2014	MAY 31, 2013

Ordinary Income	$131,858,587	$170,755,075
Long-term capital gains	$7,766,333	—

Total	$139,624,920	$170,755,075

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Annual report | Income Fund	39

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, characterization of distributions, derivative transactions and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded or cleared on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

40	Income Fund | Annual report

Margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/ payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended May 31, 2014, the fund used futures contracts to manage duration of the fund. During the year ended May 31, 2014, the fund held futures contracts with notional values up to approximately $552.7 million, as measured at each quarter end. The following table summarizes the contracts held at May 31, 2014.

						UNREALIZED
OPEN	NUMBER OF		EXPIRATION			APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	NOTIONAL BASIS	NOTIONAL VALUE	(DEPRECIATION)

5-Year U.S. Treasury	394	Short	Sep 2014	($47,125,061)	($47,184,578)	($59,517)
Note Futures
10-Year U.S. Treasury	2,716	Short	Sep 2014	(339,789,977)	(340,900,438)	(1,110,461)
Note Futures
U.S. Treasury Long	258	Short	Sep 2014	(35,254,622)	(35,466,938)	(212,316)
Bond Futures
						($1,382,294)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

Annual report | Income Fund	41

During the year ended May 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the year ended May 31, 2014, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $1.2 billion to $6.8 billion, as measured at each quarter end. The following table summarizes the contracts held at May 31, 2014.

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

AUD	3,319,936	USD	3,091,441	Royal Bank of	7-16-14	—	($10,948)	($10,948)
				Canada
CAD	1,461,996	USD	1,322,439	Barclays Bank PLC	7-16-14	$24,479	—	24,479
				Wholesale
CAD	5,118,496	USD	4,689,844	JPMorgan Chase	7-16-14	25,759	—	25,759
				Bank N.A.
CAD	6,512,000	USD	5,955,711	State Street	7-16-14	43,709	—	43,709
				Bank and Trust
				Company
SGD	35,511,409	CAD	31,025,000	Bank of Montreal	7-16-14	—	(270,464)	(270,464)
SGD	53,483,823	CAD	46,750,000	Citibank N.A.	7-16-14	—	(428,692)	(428,692)
SGD	17,753,427	CAD	15,515,000	Deutsche Bank	7-16-14	—	(139,352)	(139,352)
				AG London
USD	9,442,500	AUD	10,279,614	Bank of Montreal	7-16-14	—	(95,723)	(95,723)
USD	290,707,417	AUD	314,626,930	Barclays Bank PLC	7-16-14	—	(1,227,824)	(1,227,824)
				Wholesale
USD	6,337,612	AUD	6,903,716	Citibank N.A.	7-16-14	—	(68,191)	(68,191)
USD	446,170,710	CAD	493,145,793	Toronto Dominion	7-16-14	—	(8,158,037)	(8,158,037)
				Bank
USD	15,138,524	GBP	9,030,000	UBS AG	7-16-14	7,423	—	7,423
USD	64,541,627	NOK	388,269,519	Standard	7-16-14	—	(298,945)	(298,945)
				Chartered Bank
USD	18,713,138	NZD	21,933,399	Bank of Nova	7-16-14	156,587	—	156,587
				Scotia
USD	64,064,749	SEK	421,888,798	Citibank N.A.	7-16-14	1,066,745	—	1,066,745
USD	86,753,163	SGD	109,013,590	Standard	7-16-14	—	(160,963)	(160,963)
				Chartered Bank

						$1,324,702	($10,859,139)	($9,534,437)

Currency Abbreviation

AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Pound Sterling
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may

42	Income Fund | Annual report

decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the year ended May 31, 2014, the fund wrote option contracts to manage against anticipated changes in currency exchange rates. The following tables summarize the fund’s written options activities during the year ended May 31, 2014. The fund held no written option contracts at May 31, 2014.

	NOTIONAL	PREMIUMS
	VALUE	RECEIVED

Outstanding, beginning of period	—	—
Options written	404,105,000	$2,016,105
Option closed	—	—
Options exercised	(256,935,000)	(1,199,656)
Options expired	(147,170,000)	(816,449)

Outstanding, end of period	—	—

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at May 31, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/payable for	Forward foreign	$1,324,702	($10,859,139)
contracts	forward foreign currency	currency
	exchange contracts	contracts

Interest rate contracts	Receivable/payable	Futures†	—	(1,382,294)
for futures

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statements of assets and liabilities.

Annual report | Income Fund	43

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2014:

				FOREIGN
	STATEMENT OF		FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	WRITTEN OPTIONS	CONTRACTS	TRANSACTIONS*	TOTAL

Foreign	Net realized gain (loss)	816,449	—	$35,149,438	$35,965,887
exchange
contracts

Interest rate	Net realized gain (loss)	—	($8,412,557)	—	(8,412,557)
contracts

Credit	Net realized gain (loss)	—	—	—	—
contracts

Total		$816,449	($8,412,557)	$35,149,438	$27,553,330

* Realized gain/loss associated with forward foreign currency contracts is included in the caption Investments in unaffiliated issuers and foreign currency transactions on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for year ended May 31, 2014:

			TRANSLATION
			OF ASSETS
			AND LIABILITIES
	STATEMENT OF OPERATIONS	FUTURES	IN FOREIGN
RISK	LOCATION	CONTRACTS	CURRENCIES*	TOTAL

Interest rate	Change in unrealized	($1,382,294)	—	($1,382,294)
contracts	appreciation
	(depreciation)

Foreign exchange	Change in unrealized	—	($45,390,121)	(45,390,121)
contracts	appreciation
	(depreciation)

Total		($1,382,294)	($45,390,121)	($46,772,415)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

44	Income Fund | Annual report

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the fund’s average net assets; (b) 0.45% of the next $150,000,000 of the fund’s average net assets; (c) 0.40% of the next $250,000,000 of the fund’s average net assets; (d) 0.35% of the next $150,000,000 of the fund’s average net assets; and (e) 0.30% of the fund’s average daily net assets in excess of $650,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/ or reimburse all class specific expenses of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/ or reimbursement will continue in effect until September 30, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis from January 1, 2014 to January 31, 2014.

For the year ended May 31, 2014, these expense reductions amounted to the following:

CLASS A	CLASS B	CLASS C	CLASS I	CLASS R1	CLASS R2	CLASS R3	CLASS R4	CLASS R5	CLASS R6	TOTAL

$82,582	$9,463	$37,117	$61,491	$990	$107	$196	$372	$581	$375	$193,274

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2014 were equivalent to a net annual effective rate of 0.32% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative average daily net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service

Annual report | Income Fund	45

fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Reimbursements related to this contractual waiver amounted to $6,081 for Class R4 shares for the year ended May 31, 2014.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,342,991 for the year ended May 31, 2014. Of this amount, $173,750 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,073,673 was paid as sales commissions to broker-dealers and $95,568 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor. The up-front sales charge for Class A shares is 4.00%. Prior to February 3, 2014, the up-front sales charge for Class A shares was 4.50%.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2014, CDSCs received by the Distributor amounted to $2,679, $378,473 and $46,519 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

46	Income Fund | Annual report

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2014 were:

	DISTRIBUTION	TRANSFER
CLASS	AND SERVICE FEES	AGENT FEES

Class A	$4,191,907	$1,985,999
Class B	1,599,085	227,121
Class C	6,276,556	892,191
Class I	—	1,224,616
Class R1	125,613	3,517
Class R2	8,283	358
Class R3	21,644	696
Class R4	21,352	1,232
Class R5	4,638	2,041
Class R6	—	405

Total	$12,249,078	$4,338,176

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its average daily net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended May 31, 2014 and 2013 were as follows:

		Year ended 5-31-14		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	18,921,625	$125,031,297	37,945,720	$255,013,905
Distributions reinvested	8,353,488	55,138,806	12,383,844	83,207,992
Repurchased	(86,913,817)	(573,448,678)	(73,614,565)	(495,291,868)

Net decrease	(59,638,704)	($393,278,575)	(23,285,001)	($157,069,971)

Class B shares

Sold	375,265	$2,479,754	4,052,462	$27,106,596
Distributions reinvested	766,016	5,057,709	1,077,034	7,238,538
Repurchased	(6,707,571)	(44,276,429)	(5,345,403)	(35,967,477)

Net decrease	(5,566,290)	($36,738,966)	(215,907)	($1,622,343)

Class C shares

Sold	5,250,712	$34,696,564	13,934,331	$93,529,730
Distributions reinvested	2,833,029	18,701,086	4,107,578	27,604,135
Repurchased	(34,672,150)	(228,771,080)	(24,217,868)	(163,019,067)

Net decrease	(26,588,409)	($175,373,430)	(6,175,959)	($41,885,202)

Class I shares

Sold	66,762,037	$441,373,412	109,114,349	$743,842,903
Distributions reinvested	6,651,998	43,842,727	3,985,941	26,765,627
Repurchased	(66,060,568)	(434,840,325)	(38,289,327)	(255,882,728)

Net increase	7,353,467	$50,375,814	74,810,963	$514,725,802

Annual report | Income Fund	47

		Year ended 5-31-14		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	861,485	$5,702,616	1,255,937	$8,479,643

Distributions reinvested	82,810	548,625	82,316	555,587
Repurchased	(1,083,354)	(7,170,080)	(648,262)	(4,371,347)

Net increase (decrease)	(139,059)	($918,839)	689,991	$4,663,883

Class R2 shares

Sold	393,003	$2,587,432	17,081	$116,351
Distributions reinvested	2,376	15,750	10	66
Repurchased	(37,391)	(247,478)	(90)	(608)

Net increase	357,988	$2,355,704	17,001	$115,809

Class R3 shares

Sold	187,948	$1,244,909	229,599	$1,547,603
Distributions reinvested	20,355	134,370	30,189	202,988
Repurchased	(183,113)	(1,206,152)	(317,250)	(2,153,768)

Net increase (decrease)	25,190	$173,127	(57,462)	($403,177)

Class R4 shares

Sold	1,183,708	$7,859,089	391,559	$2,653,257
Distributions reinvested	40,885	271,155	23,034	154,852
Repurchased	(257,678)	(1,707,766)	(212,419)	(1,430,618)

Net increase	966,915	$6,422,478	202,174	$1,377,491

Class R5 shares

Sold	737,706	$4,889,222	806,330	$5,415,704
Distributions reinvested	67,814	447,559	72,555	486,364
Repurchased	(419,616)	(2,766,919)	(1,190,247)	(7,928,572)

Net increase (decrease)	385,904	$2,569,862	(311,362)	($2,026,504)

Class R6 shares

Sold	1,285,077	$8,556,880	70,502	$471,600
Distributions reinvested	13,058	86,586	2,370	16,021
Repurchased	(66,256)	(438,282)	(5,006)	(34,363)

Net increase	1,231,879	$8,205,184	67,866	$453,258

Total net increase (decrease)	(81,611,119)	($536,207,641)	45,742,304	$318,329,046

Affiliates of the fund owned 4% and 1% of shares of beneficial interest of Class R2 and Class R6, respectively, on May 31, 2014.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $1,575,569,381 and $2,160,664,900, respectively, for the years ended May 31, 2014.

48	Income Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Strategic Series and
Shareholders of John Hancock Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Income Fund (the “Fund”) at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian, agent banks and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2014

Annual report | Income Fund	49

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $7,766,333 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

50	Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2005	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Annual report | Income Fund	51

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2005	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

52	Income Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2009	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Andrew G. Arnott, Born: 1971		2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

Annual report | Income Fund	53

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

54	Income Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott
President	Legal counsel
K&L Gates LLP
John J. Danello#
Senior Vice President, Secretary,	Independent registered
and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Income Fund	55

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	91A 5/14
MF188609	7/14

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2014, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2014 and 2013. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2014	May 31, 2013

John Hancock Income Fund (formerly
John Hancock Strategic Income Fund)	$55,154	$57,787

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2014	May 31, 2013

John Hancock Income Fund	$558	$737

Amounts billed to control affiliates were $98,642 and $99,637 for the fiscal years ended May 31, 2014 and 2013, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2014 and 2013. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2014	May 31, 2013

John Hancock Income Fund	$3,222	$3,222

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2014 and 2013 amounted to the following:

Fund	May 31, 2014	May 31, 2013

John Hancock Income Fund	$382	$2,200

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2014, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2014 and 2013 amounted to the following:

Trust	May 31, 2014	May 31, 2013

John Hancock Strategic Series	$6,109,160	$2,841,345

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis

Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 11, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 11, 2014